Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Columbia Global Technology Growth Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1],[2],[3]	33.61%	21.11%	19.81%
Columbia Global Technology Growth Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1],[2]	33.55%	21.04%	19.78%
Columbia Global Technology Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	33.47%	20.98%	19.69%
Columbia Global Technology Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1],[2]	31.15%	19.77%	18.49%
Columbia Global Technology Growth Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1],[2]	33.46%	20.97%	19.69%
Columbia Global Technology Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1],[2]	25.47%	19.25%	18.68%
Without Sales Load [Member] | Columbia Global Technology Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1],[2]	32.15%	19.77%	18.49%
Without Sales Load [Member] | Columbia Global Technology Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1],[2]	33.13%	20.67%	19.39%
S&P Global 1200 Information Technology Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Information Technology Index (Net)
Average Annual Return, Percent		37.92%	24.33%	19.90%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Average Annual Return, Percent		23.44%	12.14%	8.78%

[1]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.
[3]	The returns shown for periods prior to March 1, 2016 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.